Other Payables and Accrued Expenses (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of components of other payables and accrued expenses
	As of June 30,
	2020	2021	2021
	RMB	RMB	US$

Payroll payable	10,781	16,246	2,517
Value-added tax recoverable	(1,509)	(3,696)	(572)
Employee’s individual income tax	946	1,268	196
Other miscellaneous taxes	34	60	9
Accrued expenses	4,899	4,781	740
Others	604	465	72
Other payables and accrued expenses	15,755	19,124	2,962